Cover	Apr. 06, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 06, 2022
Current Fiscal Year End Date	--12-31
Entity File Number	000-51185
Entity Registrant Name	Signet International Holdings, Inc.
Entity Central Index Key	0001317833
Entity Tax Identification Number	16-1732674
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	901 S Mopac Exp Building 1
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78746
City Area Code	512
Local Phone Number	430-1553
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false